Supplemental Cash Flow Information - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Supplemental Cash Flow Information [abstract]
Cash	$ 66	$ 184
Short-term money market investments	68	2
Total	$ 134	$ 186